Leases - Sale and Leaseback (Details) - EUR (€) € in Millions				1 Months Ended	12 Months Ended
	Mar. 22, 2023	Nov. 13, 2022	Mar. 22, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Leases
Cash outflow for leases						€ 4,479	€ 4,338
Vantage Towers A.G
Leases
Ownership interest in subsidiary		85.80%
Forecast
Leases
Increase in cash outflow for leases					€ 300
Oak Holdings 1 GmbH | Vantage Towers A.G
Leases
Ownership interest in subsidiary	89.30%			89.30%
Vantage Towers
Leases
Gains on disposals of investments				€ 9,287
Gain on proportion of sold asset that has been retained through the leaseback				€ 680
Oak Holdings 1 GmbH
Leases
Ownership interest of joint venture	64.20%		64.20%	64.20%		64.20%
Mobile Base Station
Leases
Net book value				€ 4,793